Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Noncontrolling Interest	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Gains (Losses)	Retained Earnings	Treasury Stock at Cost
Balance (Previously Reported)	$ 903,368	$ 1,550	$ 89	$ 1,286,215	$ (13,212)	$ 681,082	$ (1,052,356)
Balance at May. 01, 2010	998,871	1,550	89	1,286,215	(13,212)	776,585	(1,052,356)
Revision to prior period financial statements (see Note 2)	95,503					95,503
Net loss as restated, Note 2	(68,873)	(37)				(68,836)
Minimum pension liability, net of tax	1,582				1,582
Purchase of noncontrolling interest	(300)	(1,513)		1,213
Exercise of 279 in 2013, 92 in 2012 and 1,024 in 2011 common stock options	17,233		1	17,232
Stock options and restricted stock tax benefits	(2,375)			(2,375)
Stock-based compensation expense	20,978			20,978
Cash dividend paid to stockholders	(44,783)					(44,783)
Treasury stock acquired, 356 in 2013, 313 in 2012 and 125 in 2011 shares	(1,836)						(1,836)
Balance at Apr. 30, 2011	920,497		90	1,323,263	(11,630)	662,966	(1,054,192)
Net loss as restated, Note 2	(64,840)					(64,840)
Minimum pension liability, net of tax	(5,005)				(5,005)
Exercise of 279 in 2013, 92 in 2012 and 1,024 in 2011 common stock options	1,097		1	1,096
Stock options and restricted stock tax benefits	(4,225)			(4,225)
Stock-based compensation expense	20,775			20,775
Accretive dividend on preferred stockholders	(894)					(894)
Accrued/paid dividends for preferred stockholders	(11,044)					(11,044)
Treasury stock acquired, 356 in 2013, 313 in 2012 and 125 in 2011 shares	(4,090)						(4,090)
Balance at Apr. 28, 2012	852,271		91	1,340,909	(16,635)	586,188	(1,058,282)
Net loss as restated, Note 2	(157,806)					(157,806)
Minimum pension liability, net of tax	(57)				(57)
Reduction of junior note	24,292			24,292
Deferred tax adjustment	1,270			1,270
Exercise of 279 in 2013, 92 in 2012 and 1,024 in 2011 common stock options	3,400		2	3,398
Stock options and restricted stock tax benefits	(6,208)			(6,208)
Stock-based compensation expense	20,187			20,187
Accretive dividend on preferred stockholders	(2,266)					(2,266)
Accrued/paid dividends for preferred stockholders	(15,767)					(15,767)
Treasury stock acquired, 356 in 2013, 313 in 2012 and 125 in 2011 shares	(5,573)						(5,573)
Balance at Apr. 27, 2013	$ 713,743		$ 93	$ 1,383,848	$ (16,692)	$ 410,349	$ (1,063,855)